Expense Example - Hull Tactical US ETF [Default Label]	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	$ 1,178